Share-based compensation - Share-based Compensation Expenses by Function (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 1,284	$ 789
Cost of revenue
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	90	14
General and administrative
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	642	499
Sales and marketing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	325	81
Research and development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 227	$ 195